Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 114,169	$ 111,092	$ 104,063
Accumulated Amortization	(34,839)	(28,183)	(14,835)
Impairment	0	(4,924)	0
Net	79,330	77,985	89,228
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- average amortization period	1 year	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- average amortization period	15 years	15 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	180 months	180 months	180 months
Gross	16,131	18,654	17,987
Accumulated Amortization	(3,083)	(2,827)	(1,675)
Impairment	0	(2,498)
Net	13,048	13,329	16,312
Weighted- average amortization period	180 months	180 months
Marketing-related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	73,611	68,142	63,520
Accumulated Amortization	(15,479)	(12,049)	(6,624)
Impairment		(2,058)
Net	58,132	54,035	56,896
Weighted- average amortization period	167 months	173 months
Marketing-related [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	48 months	48 months	48 months
Marketing-related [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	180 months	180 months	180 months
Contract-based [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	18,077	18,529	18,357
Accumulated Amortization	(10,453)	(8,260)	(4,485)
Impairment		(368)
Net	7,624	9,901	13,872
Weighted- average amortization period	58 months	60 months
Contract-based [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	12 months	33 months	33 months
Contract-based [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	60 months	60 months	60 months
Technology-based [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Months)	12 months	12 months	12 months
Gross	6,350	5,767	4,199
Accumulated Amortization	(5,824)	(5,047)	(2,051)
Net	$ 526	$ 720	$ 2,148
Weighted- average amortization period	12 months	12 months